Financial Instruments	9 Months Ended
Sep. 30, 2018
Investments, All Other Investments [Abstract]
Financial Instruments
Financial Instruments

a) Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	206,442	206,442	339,435	339,435
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	7,953	7,953	878	878
Interest rate swap agreements – liabilities	Level 2	(32,704)	(32,704)	(73,984)	(73,984)
Cross-currency swap agreements – assets	Level 2	9,682	9,682	3,758	3,758
Cross-currency swap agreements – liabilities	Level 2	(10,185)	(10,185)	(54,217)	(54,217)
Other derivative	Level 3	2,160	2,160	1,648	1,648
Non-recurring:
Vessels held for sale (note 15a)	Level 2	28,482	28,482	16,671	16,671
Other:
Advances to equity-accounted joint ventures (note 7)	(i)	127,226	(i)	131,685	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	693	689	3,476	3,459
Long-term debt – public (note 8)	Level 1	(371,956)	(382,900)	(376,581)	(384,820)
Long-term debt – non-public (note 8)	Level 2	(1,528,266)	(1,517,406)	(1,421,411)	(1,391,524)
Obligations related to capital leases (note 5a)	Level 2	(1,312,988)	(1,263,924)	(1,011,549)	(1,001,588)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As described in Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017, the estimated fair value of the non-interest-bearing receivable from Royal Dutch Shell Plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of September 30, 2018 was $0.7 million (December 31, 2017 – $3.5 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest-bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Partnership, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in fair value during the nine months ended September 30, 2018 and 2017 for the Partnership’s other derivative instrument, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Nine Months Ended September 30,
	2018	2017
	$	$
Fair value at beginning of period	1,648	2,134
Realized and unrealized gains included in earnings	1,649	1,410
Settlement payments	(1,137)	(1,154)
Fair value at end of period	2,160	2,390

The Partnership’s Suezmax tanker, the Toledo Spirit, operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer had the right to terminate the time-charter contract in August 2018. In May 2018, the charterer gave formal notification to the Partnership of its intention to terminate its charter contract subject to certain conditions being met and third-party approvals being received. As at September 30, 2018, the charterer was marketing the vessel for sale. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates, as well as an estimated discount rate. The estimated fair value of this other derivative as of September 30, 2018 is based upon an average daily tanker rate of $17,000 (September 30, 2017 – $18,000) over the expected remaining duration of the charter contract, which is expected to be early-2019, and a discount rate of 9.5% (September 30, 2017 – 8.4%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b) Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			September 30, 2018	December 31, 2017
Class of Financing Receivable	Credit Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	577,696	495,990
Other receivables:
Long-term receivable and long-term accrued revenue included in accounts receivable and other assets	Payment activity	Performing	4,043	5,476
Advances to equity-accounted joint ventures (note 7)	Other internal metrics	Performing	127,226	131,685
			708,965	633,151